Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Ocwen Financial Corporation
Entity Central Index Key	0000873860
Entity Filer Category	Large Accelerated Filer
Document Type	S-4
Document Period End Date	Sep. 30, 2015
Amendment Flag	false